Retirement benefits - Impact of change in assumptions (Details) $ in Millions	Dec. 31, 2024 USD ($)
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (56)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 65
Actuarial assumption of discount rates, percentage change	0.0050
Actuarial assumption of expected rates of salary increases
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 13
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (12)
Actuarial assumption of discount rates, percentage change	0.0050